Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668

NATIONWIDE RISK-BASED U.S. EQUITY ETF (RBUS)
 (the “Fund”)

September 28, 2018

Supplement

to the

Summary Prospectus
dated September 13, 2017,
as previously supplemented

As of October 1, 2018, the size of Creation Units (as defined in the Summary Prospectus) for the Fund will be 25,000 shares. This Supplement pertains only to the Fund and does not affect the size of Creation Units for any other fund, including other funds offered in the Fund’s current Prospectus and Statement of Additional Information.

Please retain this Supplement with your Summary Prospectus for future reference.

NATIONWIDE RISK-BASED INTERNATIONAL EQUITY ETF (RBIN)
 (the “Fund”)

September 28, 2018

Supplement

to the

Summary Prospectus
 dated September 13, 2017,
as previously supplemented

As of October 1, 2018, the size of Creation Units (as defined in the Summary Prospectus) for the Fund will be 25,000 shares. This Supplement pertains only to the Fund and does not affect the size of Creation Units for any other fund, including other funds offered in the Fund’s current Prospectus and Statement of Additional Information.

Please retain this Supplement with your Summary Prospectus for future reference.

NATIONWIDE MAXIMUM DIVERSIFICATION U.S. CORE EQUITY ETF (MXDU)
 (the “Fund”)

September 28, 2018

Supplement

to the

Summary Prospectus
 dated September 13, 2017,
as previously supplemented

As of October 1, 2018, the size of Creation Units (as defined in the Summary Prospectus) for the Fund will be 25,000 shares. This Supplement pertains only to the Fund and does not affect the size of Creation Units for any other fund, including other funds offered in the Fund’s current Prospectus and Statement of Additional Information.

Please retain this Supplement with your Summary Prospectus for future reference.

NATIONWIDE MAXIMUM DIVERSIFICATION EMERGING MARKETS CORE EQUITY ETF (MXDE)
 (the “Fund”)

September 28, 2018

Supplement

to the

Summary Prospectus
 dated September 13, 2017,
as previously supplemented

As of October 1, 2018, the size of Creation Units (as defined in the Summary Prospectus) for the Fund will be 100,000 shares. This Supplement pertains only to the Fund and does not affect the size of Creation Units for any other fund, including other funds offered in the Fund’s current Prospectus and Statement of Additional Information.

Please retain this Supplement with your Summary Prospectus for future reference.

(RBUS)	NATIONWIDE RISK-BASED U.S. EQUITY ETF
(RBIN)	NATIONWIDE RISK-BASED INTERNATIONAL EQUITY ETF
(MXDU)	NATIONWIDE MAXIMUM DIVERSIFICATION U.S. CORE EQUITY ETF
(MXDE)	NATIONWIDE MAXIMUM DIVERSIFICATION EMERGING MARKETS CORE EQUITY ETF
(each a series of ETF Series Solutions and a “Fund”)

September 28, 2018

Supplement

to the

Prospectus and Statement of Additional Information (“SAI”)
each dated September 11, 2017,
as previously supplemented

As of October 1, 2018, the size of Creation Units (as defined in the Prospectus and SAI) for each Fund will be as set forth in the following table:

Fund	Creation Unit Size (shares)
Nationwide Risk-Based U.S. Equity ETF	25,000
Nationwide Risk-Based International Equity ETF	25,000
Nationwide Maximum Diversification U.S. Core Equity ETF	25,000
Nationwide Maximum Diversification Emerging Markets Core Equity ETF	100,000

Please retain this Supplement with your Prospectus and SAI for future reference.